UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Matrix Capital Management
Address:  100 Winter Street
          Waltham, MA. 02154

13 File Number: 28-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Johnson
Title:     CFO
Phone:
Signature, Place and Date of Signing:

    Christopher Johnson  October 13, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    201635

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADVANCE AUTO PTS INC  COM STK  COMMON STOCK     00751Y106    27785   843504 SH       SOLE                 843504        0        0
D CHESAPEAKE ENERGY CO RP COM ST COMMON STOCK     165167107      645    22254 SH       SOLE                  22254        0        0
D CIA ENERGETICA DE MI NAS GERAI ADRS STOCKS      204409601     7657   195081 SH       SOLE                 195081        0        0
D GRUPO AEROPORTUARIO DEL PACIFI ADRS STOCKS      400506101     6997   205784 SH       SOLE                 205784        0        0
D GRUPO AEROPORTUARIO DEL SUREST ADRS STOCKS      40051E202    12518   335515 SH       SOLE                 335515        0        0
D JACUZZI BRANDS INC  COM STK    COMMON STOCK     469865109    15450  1546499 SH       SOLE                1546499        0        0
D NET 1 UEPS TECHNOLOG IES INC C COMMON STOCK     64107N206    23360  1021884 SH       SOLE                1021884        0        0
D NETEASE COM INC  ADR           ADRS STOCKS      64110W102     1781   108875 SH       SOLE                 108875        0        0
D NEWS CORP CL A COM STK         COMMON STOCK     65248E104    51142  2602656 SH       SOLE                2602656        0        0
D SEACHANGE INTERNATIO NAL INC C COMMON STOCK     811699107      473    53177 SH       SOLE                  53177        0        0
D ST. PAUL TRAVELERS C OMPANIES  COMMON STOCK     792860108    32946   702621 SH       SOLE                 702621        0        0
D USA MOBILITY INC COM           COMMON STOCK     90341G103     8225   360128 SH       SOLE                 360128        0        0
D VIASAT INC  COM STK            COMMON STOCK     92552V100    12656   504619 SH       SOLE                 504619        0        0
S REPORT SUMMARY                 13 DATA RECORDS              201635        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED